Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 18,780	¥ 15,875
Common stock, no par value
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492
Treasury stock, shares	278,231,473	280,568,824